Pax World Funds Series Trust I

Pax World Global Environmental Markets Fund

Supplement Dated September 28, 2015

to the

Prospectus and Statement of Additional information

Dated May 1, 2015

Effective September 28, 2015, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

The section entitled Portfolio Managers is replaced in its entirety with the following:

Portfolio Managers

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the Global Environmental Markets Fund’s investments.

Portfolio Manager	Since	Title

Bruce Jenkyn-Jones	2008	Portfolio Manager

Hubert Aarts	2013	Portfolio Manager

The sixth portfolio manager description under Portfolio Managers is deleted in its entirety.

Statement of Additional Information

In the section entitled Portfolio Managers—Other Accounts Managed, the table summarizing information regarding other accounts managed by the co-portfolio managers of the Global Environmental Markets Fund is replaced in its entirety with the following table:

Portfolio Manager	Other Pooled Vehicles AUM ($ million)	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Other Registered Investment Companies AUM $ (million)
Bruce Jenkyn-Jones	$3,005	$774	0	$0
Hubert Aarts	$2,015	$443	0	$0

The section entitled Portfolio Managers—Ownership of Securities is replaced in its entirety with the following:

As of December 31, 2014 (i) the dollar value of shares of the Balanced Fund owned beneficially by Christopher H. Brown was $100,001-$500,000; by Anthony Trzcinka was $50,001-$100,000; and by Nathan Moser was $10,001-$50,000, (ii) the dollar value of shares of the Growth Fund owned beneficially by Anthony Trzcinka was $100,001-$500,000, (iii)  the dollar value of shares of the Small Cap Fund owned beneficially by Nathan Moser was $50,001-$100,000, (iv)  the dollar value of shares of the High Yield Bond Fund owned beneficially by Mary V. Austin was $1-$10,000; and by Kent Siefers was $0 (v) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Bruce Jenkyn-Jones was $0; and by Hubert Aarts was $0 (vi) the dollar value of shares of the International Index Fund owned beneficially by Christopher H. Brown was $10,001-$50,000; by Scott LaBreche was $1-$10,000; and by Greg Hasevlat was $0, (vii) the dollar value of shares of the Global Women’s Index Fund owned beneficially by Julie Gorte was $0; by Scott LaBreche was $1-$10,000; and by Heather Smith was $0.